UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2017

RARE

GLOBAL INFRASTRUCTURE

VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide capital appreciation and income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of RARE Global Infrastructure Value Fund for the six-month period ended March 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

II	RARE Global Infrastructure Value Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended March 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2017 GDP growth — released after the reporting period ended — was 0.7%. The deceleration in growth reflected downturns in personal consumption expenditures, private inventory investment and state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on March 31, 2017, the unemployment rate was 4.5%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In March 2017, 23.3% of Americans looking for a job had been out of work for more than six months, versus 25.2% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade.…Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016.…If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

RARE Global Infrastructure Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandvi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a poor start, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. Stocks moved lower in October 2016 amid mixed corporate profit results and uncertainties surrounding the November 2016 U.S. elections. The market then rallied over the last five months of the period and reached several new all-time highs. This turnaround was prompted by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under Donald Trump’s administration. All told, for the six months ended March 31, 2017, the S&P 500 Indexix gained 10.12%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexx, generated the strongest returns, as they gained 11.52%

IV	RARE Global Infrastructure Value Fund

over the reporting period. In contrast, mid-cap stocks generated the weakest results with the Russell Midcap Indexxi returning 8.52%, whereas large-cap stocks, as measured by the Russell 1000 Indexxii, rose 10.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 9.94% and 10.45%, respectively, during the six months ended March 31, 2017.

Q. How did the international stock market perform during the reporting period?

A. As was the case in the U.S., international equities also started the reporting period on a weak note, but then rallied. Developed market equities, as measured by the MSCI EAFE Index,xv declined during the first two months of the period as investor sentiment was negatively impacted by uncertainties surrounding the elections in the U.S. and overall modest growth. The MSCI EAFE Index then moved higher over the last four months of the period returning 6.48% for the six months ended March 31, 2017. This reversal was driven by improving investor demand, continued monetary policy accommodation and less concerns over U.S. protectionism trade policies. Emerging market equities also started the reporting period on a weak note and then rallied sharply. All told, the MSCI Emerging Markets Indexxvi generated a 6.80% return over the reporting period.

Performance review

For the six months ended March 31, 2017, Class A shares of RARE Global Infrastructure Value Fund, excluding sales charges, returned 4.47%. The Fund’s unmanaged benchmark, the MSCI World Core Infrastructure (Net) (USD)xvii, returned 3.20% for the same period. The Lipper Global Infrastructure Funds Category Average1 returned 2.95% over the same time frame.

Performance Snapshot as of March 31, 2017 (unaudited)
(excluding sales charges)	6 months
RARE Global Infrastructure Value Fund:
Class A	4.47%
Class I	4.70%
Class IS	4.72%
MSCI World Core Infrastructure Index (Net) (USD)	3.20%
Lipper Global Infrastructure Funds Category Average[1]	2.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 103 funds in the Fund’s Lipper category, and excluding sales charges, if any.

RARE Global Infrastructure Value Fund	V

Investment commentary (cont’d)

taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2017, the gross total annual fund operating expense ratios for Class A, Class I and Class IS shares were 5.46%, 5.17% and 5.17%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.50% for Class A shares, 1.15% for Class I shares and 1.05% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Because the Fund invests significantly in companies that are engaged in the infrastructure business, the Fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Because this Fund holds a concentrated portfolio of securities and invests in certain regions or industries, it has increased vulnerability to market volatility. The Fund may invest in real estate investment

VI	RARE Global Infrastructure Value Fund

trusts (REITs), which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as risks associated with small- and mid-cap investments. Investments in master limited partnerships (MLPs) include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, changes in tax laws, and other risks of the MLP and energy sector. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund is non-diversified, and therefore it can invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

RARE Global Infrastructure Value Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England, formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xvii

The MSCI World Core Infrastructure Index (Net) (USD) captures large and mid-cap securities across the 23 Developed Markets (DM) countries. The Index is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities.

VIII	RARE Global Infrastructure Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2017 and September 30, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.47%	$1,000.00	$1,044.70	1.34%	$6.83	Class A	5.00%	$1,000.00	$1,018.25	1.34%	$6.74
Class I	4.70	1,000.00	1,047.00	1.05	5.36	Class I	5.00	1,000.00	1,019.70	1.05	5.29
Class IS	4.72	1,000.00	1,047.20	1.05	5.36	Class IS	5.00	1,000.00	1,019.70	1.05	5.29

2	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

[1]	For the six months ended March 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2017

RARE Global Infrastructure Value Fund

Security	Shares	Value
Common Stocks — 92.2%
Consumer Discretionary — 4.0%
Media — 4.0%
Eutelsat Communications SA	5,016	$112,141	(a)
SES, FDR	4,934	114,854	(a)
Total Consumer Discretionary		226,995
Energy — 8.4%
Oil, Gas & Consumable Fuels — 8.4%
Enbridge Inc.	5,409	226,593
Kinder Morgan Inc.	11,617	252,554
Total Energy		479,147
Industrials — 27.9%
Road & Rail — 10.6%
Central Japan Railway Co.	728	118,994	(a)
CSX Corp.	3,410	158,736
East Japan Railway Co.	2,105	183,643	(a)
Norfolk Southern Corp.	797	89,240
Union Pacific Corp.	497	52,642
Total Road & Rail		603,255
Transportation Infrastructure — 17.3%
Aeroports de Paris	1,236	152,729	(a)
Atlantia SpA	9,245	238,677	(a)
DP World Ltd.	3,208	68,924	(a)
Fraport AG Frankfurt Airport Services Worldwide	1,726	122,160	(a)
Groupe Eurotunnel SE, Registered Shares	28,798	289,881	(a)
OHL Mexico SAB de CV	81,568	115,279
Total Transportation Infrastructure		987,650
Total Industrials		1,590,905
Real Estate — 7.1%
Equity Real Estate Investment Trusts (REITs) — 7.1%
American Tower Corp.	1,799	218,651
Crown Castle International Corp.	2,007	189,561
Total Real Estate		408,212
Utilities — 44.8%
Electric Utilities — 20.4%
American Electric Power Co. Inc.	808	54,241
AusNet Services	61,007	78,436	(a)
Edison International	1,022	81,362
Iberdrola SA	23,755	169,916	(a)
NextEra Energy Inc.	1,765	226,573
PG&E Corp.	1,870	124,093

See Notes to Financial Statements

4	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

RARE Global Infrastructure Value Fund

Security		Shares	Value
Electric Utilities — continued
Red Electrica Corporacion SA		5,244	$100,560	(a)
Spark Infrastructure Group		151,989	275,151	(a)
Transmissora Alianca de Energia Eletrica SA		7,700	56,448
Total Electric Utilities			1,166,780
Gas Utilities — 6.7%
APA Group		36,118	247,156	(a)
Infraestructura Energetica Nova SAB de CV		15,907	75,999	(b)
Tokyo Gas Co., Ltd.		12,700	57,880	(a)
Total Gas Utilities			381,035
Independent Power and Renewable Electricity Producers — 3.8%
EDP Renovaveis SA		19,175	141,758	(a)
Electric Power Development Co., Ltd.		3,240	75,932	(a)
Total Independent Power and Renewable Electricity Producers			217,690
Multi-Utilities — 6.8%
National Grid PLC		7,174	90,989	(a)
Sempra Energy		2,707	299,124
Total Multi-Utilities			390,113
Water Utilities — 7.1%
Aguas Andinas SA, Class A Shares		70,395	40,005
Pennon Group PLC		16,964	187,335	(a)
United Utilities Group PLC		14,222	176,906	(a)
Total Water Utilities			404,246
Total Utilities			2,559,864
Total Investments before Short-Term Investments (Cost — $4,970,939)			5,265,123

	Rate
Short-Term Investments — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $369,529)	0.634%	369,529	369,529
Total Investments — 98.7% (Cost — $5,340,468#)			5,634,652
Other Assets in Excess of Liabilities — 1.3%			76,000
Total Net Assets — 100.0%			$5,710,652

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
FDR	— Fiduciary Depositary Receipts

See Notes to Financial Statements

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2017

RARE Global Infrastructure Value Fund

Summary of Investments by Country**
United States	31.0%
Australia	10.7
France	9.8
United Kingdom	8.1
Japan	7.8
Spain	7.3
Italy	4.2
Canada	4.0
Mexico	3.4
Germany	2.2
Luxembourg	2.0
United Arab Emirates	1.2
Brazil	1.0
Chile	0.7
Short-Term Investments	6.6
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2017 and are subject to change.

See Notes to Financial Statements

6	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2017

Assets:
Investments, at value (Cost — $5,340,468)	$5,634,652
Foreign currency, at value (Cost — $1,164)	1,173
Receivable for securities sold	67,933
Receivable from investment manager	27,139
Dividends and interest receivable	12,060
Receivable for Fund shares sold	4,677
Prepaid expenses	37,803
Total Assets	5,785,437

Liabilities:
Payable for securities purchased	22,799
Payable for Fund shares repurchased	90
Trustees’ fees payable	73
Service and/or distribution fees payable	27
Accrued expenses	51,796
Total Liabilities	74,785
Total Net Assets	$5,710,652

Net Assets:
Par value (Note 7)	$5
Paid-in capital in excess of par value	5,323,308
Overdistributed net investment income	(11,814)
Accumulated net realized gain on investments and foreign currency transactions	105,080
Net unrealized appreciation on investments and foreign currencies	294,073
Total Net Assets	$5,710,652

Net Assets:
Class A	$136,537
Class I	$265,518
Class IS	$5,308,597

Shares Outstanding:
Class A	12,753
Class I	24,794
Class IS	495,823

Net Asset Value:
Class A (and redemption price)	$10.71
Class I (and redemption price)	$10.71
Class IS (and redemption price)	$10.71
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.36

See Notes to Financial Statements.

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended March 31, 2017

Investment Income:
Dividends	$71,623
Return of capital (Note 1(c))	(690)
Net Dividends and Distributions	70,933
Interest	548
Less: Foreign taxes withheld	(2,986)
Total Investment Income	68,495

Expenses:
Offering costs (Note 1)	108,966
Investment management fee (Note 2)	23,684
Audit and tax fees	19,945
Registration fees	11,895
Shareholder reports	10,076
Fund accounting fees	8,794
Legal fees	7,364
Custody fees	7,231
Trustees’ fees	300
Insurance	180
Service and/or distribution fees (Notes 2 and 5)	146
Transfer agent fees (Note 5)	109
Miscellaneous expenses	2,995
Total Expenses	201,685
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(173,878)
Net Expenses	27,807
Net Investment Income	40,688

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	120,361
REIT distributions	(2,933)
Foreign currency transactions	(1,889)
Net Realized Gain	115,539
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	100,341
Foreign currencies	(131)
Change in Net Unrealized Appreciation (Depreciation)	100,210
Net Gain on Investments and Foreign Currency Transactions	215,749
Increase in Net Assets From Operations	$256,437

See Notes to Financial Statements.

8	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2017 (unaudited) and the Period Ended September 30, 2016	2017	2016[1]

Operations:
Net investment income	$40,688	$48,093
Net realized gain	115,539	41,854
Change in net unrealized appreciation (depreciation)	100,210	193,863
Increase in Net Assets From Operations	256,437	283,810

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(67,001)	(52,001)
Net realized gains	(50,313)	—
Decrease in Net Assets From Distributions to Shareholders	(117,314)	(52,001)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	53,473	5,117,022
Reinvestment of distributions	117,314	52,001
Cost of shares repurchased	(90)	—
Increase in Net Assets From Fund Share Transactions	170,697	5,169,023
Increase in Net Assets	309,820	5,400,832

Net Assets:
Beginning of period	5,400,832	—
End of period*	$5,710,652	$5,400,832
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(11,814)	$14,499

[1]	For the period March 31, 2016 (inception date) to September 30, 2016.

See Notes to Financial Statements.

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$10.46	$10.00

Income from operations:
Net investment income	0.06	0.08
Net realized and unrealized gain	0.40	0.47
Total income from operations	0.46	0.55

Less distributions from:
Net investment income	(0.11)	(0.09)
Net realized gains	(0.10)	—
Total distributions	(0.21)	(0.09)

Net asset value, end of period	$10.71	$10.46
Total return[4]	4.47%	5.51%

Net assets, end of period (000s)	$137	$119

Ratios to average net assets:
Gross expenses[5]	7.97%	8.10%
Net expenses[5,6,7]	1.34	1.31
Net investment income[5]	1.28	1.60

Portfolio turnover rate	18%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period March 31, 2016 (inception date) to September 30, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$10.46	$10.00

Income from operations:
Net investment income	0.08	0.10
Net realized and unrealized gain	0.40	0.46
Total income from operations	0.48	0.56

Less distributions from:
Net investment income	(0.13)	(0.10)
Net realized gains	(0.10)	—
Total distributions	(0.23)	(0.10)

Net asset value, end of period	$10.71	$10.46
Total return[4]	4.70%	5.63%

Net assets, end of period (000s)	$266	$210

Ratios to average net assets:
Gross expenses[5]	7.73%	7.78%
Net expenses[5,6,7]	1.05	1.05
Net investment income[5]	1.59	2.05

Portfolio turnover rate	18%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period March 31, 2016 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$10.46	$10.00

Income from operations:
Net investment income	0.08	0.10
Net realized and unrealized gain	0.40	0.46
Total income from operations	0.48	0.56

Less distributions from:
Net investment income	(0.13)	(0.10)
Net realized gains	(0.10)	—
Total distributions	(0.23)	(0.10)

Net asset value, end of period	$10.71	$10.46
Total return[4]	4.72%	5.64%

Net assets, end of period (000s)	$5,309	$5,072

Ratios to average net assets:
Gross expenses[5]	7.65%	7.85%
Net expenses[5,6,7]	1.05	1.05
Net investment income[5]	1.55	1.86

Portfolio turnover rate	18%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period March 31, 2016 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

RARE Global Infrastructure Value Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

14	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	—	$226,995	—	$226,995
Industrials	$415,897	1,175,008	—	1,590,905
Utilities	957,845	1,602,019	—	2,559,864
Other common stocks	887,359	—	—	887,359
Total long-term investments	$2,261,101	$3,004,022	—	$5,265,123
Short-term investments†	369,529	—	—	369,529
Total investments	$2,630,630	$3,004,022	—	$5,634,652

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $3,004,022 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Concentration risk. The Fund invests significantly in companies that are engaged in the infrastructure business and is therefore more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

16	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and RARE Infrastructure (North America) Pty Limited (“RARE”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”) and RARE is a subsidiary of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.900%
Next $1 billion	0.875
Next $3 billion	0.850
Next $5 billion	0.825
Over $10 billion	0.800

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays RARE and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.50%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended March 31, 2017, fees waived and/or expenses reimbursed amounted to $173,878.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires September 30, 2019	$3,770	$4,150	$168,379
Expires September 30, 2020	3,864	7,615	162,399
Total fee waivers/expense reimbursements subject to recapture	$7,634	$11,765	$330,778

For the six months ended March 31, 2017, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. In certain cases, Class A shares have a contingent deferred sales charge (“CDSC”) of 1.00%, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

18	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

For the six months ended March 31, 2017, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2017, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2017, Legg Mason and its affiliates owned 97% of the Fund.

3. Investments

During the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$887,243
Sales	934,876

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$391,704
Gross unrealized depreciation	(97,520)
Net unrealized appreciation	$294,184

4. Derivative instruments and hedging activities

During the six months ended March 31, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A Shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$146	$35
Class I	—	63
Class IS	—	11
Total	$146	$109

For the six months ended March 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,864
Class I	7,615
Class IS	162,399
Total	$173,878

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended March 31, 2017	Period Ended September 30, 2016[1]
Net Investment Income:
Class A	$1,327	$1,017
Class I	2,881	1,395
Class IS	62,793	49,589
Total	$67,001	$52,001

Net Realized Gains:
Class A	$1,107	—
Class I	2,118	—
Class IS	47,088	—
Total	$50,313	—

[1]	For the period March 31, 2016 (inception date) to September 30, 2016.

7. Shares of beneficial interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2017		Period Ended September 30, 2016[1]
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,119	$11,723	11,291	$113,000
Shares issued on reinvestment	245	2,434	98	1,017
Net increase	1,364	$14,157	11,389	$114,017

Class I
Shares sold	4,276	$41,750	19,890	$204,022
Shares issued on reinvestment	501	4,999	135	1,395
Shares repurchased	(8)	(90)	—	—
Net increase	4,769	$46,659	20,025	$205,417

Class IS
Shares sold	—	—	480,000	$4,800,000
Shares issued on reinvestment	11,029	$109,881	4,794	49,589
Net increase	11,029	$109,881	484,794	$4,849,589

[1]	For the period March 31, 2016 (inception date) to September 30, 2016.

20	RARE Global Infrastructure Value Fund 2017 Semi-Annual Report

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

RARE Global Infrastructure Value Fund 2017 Semi-Annual Report	21

RARE

Global Infrastructure Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

RARE Infrastructure

(North America) Pty Limited.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

RARE Global Infrastructure Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

RARE Global Infrastructure Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of RARE Global Infrastructure Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

RARE369211 5/17 SR17-3061

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2017